Time charters acquired:	6 Months Ended
Jun. 30, 2017
Amortization of above-market acquired time charter contract to revenues
Time charters acquired:

7. Time charters acquired:

In December 2015, the Partnership recognized on its balance sheet a $20.0 million intangible asset that represented the fair value of the acquired above market time charter contract in connection with the concurrent acquisition of the Lena River , an Optional Vessel, from the Partnership’s Sponsor.

For the six month periods ended June 30, 2017 and 2016, the amortization of the above market acquired time charter related to the acquisition of the Lena River amounted to $3,594 and $3,614, respectively, and is included in Voyage revenues in the accompanying unaudited interim condensed consolidated statements of income. The unamortized portion of the respective intangible asset as of June 30, 2017, amounting to $8,920, is presented under “Above-market acquired time charter contract” in the accompanying consolidated condensed balance sheet and will be amortized to revenues through the expected remaining term of the respective charter contract as follows:

Period/Year ending December 31,	Amount
2017	3,653
2018	5,267
Total	$8,920